INVENTORIES (Schedule of inventory) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 38,050	$ 22,953
Service inventory	26,069	19,838
Work in process	25,676	19,125
Finished goods	26,805	16,749
Inventories	116,600	78,665
Write-offs	$ 6,406	$ 5,126	$ 5,664